Document and Entity Information	Nov. 15, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001850272
Document Type	8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name	SOCIAL CAPITAL SUVRETTA HOLDINGS CORP. IV
Entity File Number	001-40561
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	98-1586546
Entity Address, Address Line One	2850 W. Horizon Ridge Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
City Area Code	(650)
Local Phone Number	521-9007
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A ordinary shares, $0.0001 par value per share
Trading Symbol	DNAD
Entity Emerging Growth Company	true
Entity Ex Transition Period	false